Financial Risk Management - Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening) (Detail) - Currency risk [member] - USD - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Strengthening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ (2,234)	€ (2,251)	€ (1,270)
Weakening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ 2,730	€ 2,752	€ 1,552